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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]: Amendment Number:
                                               ---------

   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:


Richard Pender         Chevy Chase, Maryland   8/8/05
--------------------       [City, State]       [Date]
[Signature]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: 1,690,882,218

List of Other Included Managers:

     None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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               FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2   COLUMN 3      COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7     COLUMN 8
                                 -----------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                                                               MARKET       SHRS OR  SH/ PUT/  INVSTMT   OTHER  ----------------
         NAME OF ISSUER          TITLE OF CLASS   CUSIP        VALUE        PRN AMT  PRN CALL  DSCRETN MANAGERS SOLE SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP                      COMMON         00724X102       173,437.50    18,750  SH  N/A    SOLE     N/A     X    N/A   N/A
ADVANCIS PHARMACEUTICAL CORP     COMMON         00764L109       393,702.84   228,897  SH  N/A    SOLE     N/A     X    N/A   N/A
ALLSTATE CORP                    COMMON         020002101    26,887,500.00   450,000  SH  N/A    SOLE     N/A     X    N/A   N/A
ALLTEL CORP                      COMMON         020039103    24,912,000.00   400,000  SH  N/A    SOLE     N/A     X    N/A   N/A
ANADARKO PETROLEUM CORPORATION   COMMON         032511107    28,752,500.00   350,000  SH  N/A    SOLE     N/A     X    N/A   N/A
APPLIED MATERIALS INC            COMMON         038222105    25,079,000.00 1,550,000  SH  N/A    SOLE     N/A     X    N/A   N/A
BIOTECH HOLDRS TRUST             DEPOSTRY RCPTS 09067D201    25,095,000.00   150,000  SH  N/A    SOLE     N/A     X    N/A   N/A
BLACK & DECKER CORPORATION       COMMON         091797100    28,752,000.00   320,000  SH  N/A    SOLE     N/A     X    N/A   N/A
CAREMARK RX INC                  COMMON         141705103    60,102,000.00 1,350,000  SH  N/A    SOLE     N/A     X    N/A   N/A
CELGENE CORP                     COMMON         151020104       122,588.40     3,012  SH  N/A    SOLE     N/A     X    N/A   N/A
COMPUTER ASSOC INTL INC          COMMON         204912109    23,573,250.84   857,833  SH  N/A    SOLE     N/A     X    N/A   N/A
CONOCOPHILLIPS                   COMMON         20825C104    28,745,000.00   500,000  SH  N/A    SOLE     N/A     X    N/A   N/A
COSTCO WHOLESALE CORP            COMMON         22160K105    26,838,000.00   600,000  SH  N/A    SOLE     N/A     X    N/A   N/A
CURIS INC                        COMMON         231269101        11,493.30     2,947  SH  N/A    SOLE     N/A     X    N/A   N/A
CYTRX                            COM NEW        232828301       137,019.61   150,571  SH  N/A    SOLE     N/A     X    N/A   N/A
DEERE & COMPANY                  COMMON         244199105    27,833,250.00   425,000  SH  N/A    SOLE     N/A     X    N/A   N/A
DENDREON                         COMMON         24823Q107         2,107.69       403  SH  N/A    SOLE     N/A     X    N/A   N/A
DISNEY WALT CO                   COM DISNEY     254687106    37,669,280.00 1,496,000  SH  N/A    SOLE     N/A     X    N/A   N/A
EXXON MOBIL CORP                 COMMON         30231G102    22,988,000.00   400,000  SH  N/A    SOLE     N/A     X    N/A   N/A
FAVRILLE INC                     COMMON         312088404       580,589.10   151,788  SH  N/A    SOLE     N/A     X    N/A   N/A
FIRST DATA CORPORATION           COMMON         319963104    32,513,400.00   810,000  SH  N/A    SOLE     N/A     X    N/A   N/A
FREEPORT-MCMORAN COPPER & GOLD
   INC                           CLASS B        35671D857    22,464,000.00   600,000  SH  N/A    SOLE     N/A     X    N/A   N/A
GENAISSANCE PHARMACEUTICALS INC  COMMON         36867W105         4,019.68     3,589  SH  N/A    SOLE     N/A     X    N/A   N/A
GERON CORP                       COMMON         374163103         1,935.00       250  SH  N/A    SOLE     N/A     X    N/A   N/A
HARRAH'S ENTERTAINMENT INC       COMMON         413619107    48,647,250.00   675,000  SH  N/A    SOLE     N/A     X    N/A   N/A
HEALTH MANAGEMENT ASSOCIATES
   INC-A                         CLASS A        421933102    49,742,000.00 1,900,000  SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI EAFE INDEX FUND     MSCI EAFE IDX  464287465   100,195,875.00 1,912,500  SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI EMERGING MARKETS
   INDEX FD                      MSCI EMERG MKT 464287234    52,626,000.00   735,000  SH  N/A    SOLE     N/A     X    N/A   N/A
JOHNSON & JOHNSON                COMMON         478160104    52,000,000.00   800,000  SH  N/A    SOLE     N/A     X    N/A   N/A
LEHMAN BROTHERS HOLDINGS INC     COMMON         524908100    22,338,000.00   225,000  SH  N/A    SOLE     N/A     X    N/A   N/A
LEXICON GENETICS                 COMMON         528872104       410,914.14    83,181  SH  N/A    SOLE     N/A     X    N/A   N/A
LIGAND PHARMACEUTICAL INC        CLASS B        53220K207        48,253.85     6,943  SH  N/A    SOLE     N/A     X    N/A   N/A
MARATHON OIL CORP                COMMON         565849106    29,353,500.00   550,000  SH  N/A    SOLE     N/A     X    N/A   N/A
MEDTRONIC INC                    COMMON         585055106    46,611,000.00   900,000  SH  N/A    SOLE     N/A     X    N/A   N/A
MORGAN STANLEY DEAN WITTER
   DISCOVER &CO                  COMMON NEW     617446448    24,923,250.00   475,000  SH  N/A    SOLE     N/A     X    N/A   N/A
NASDAQ 100 INDEX TRACKING STOCK  UNIT SER 1     631100104     5,517,000.00   150,000  SH  N/A    SOLE     N/A     X    N/A   N/A
OIL SERVICE HOLDRS TRUST         DEPOSTRY RCPTS 678002106    35,668,500.00   350,000  SH  N/A    SOLE     N/A     X    N/A   N/A
OMNICOM GROUP INC                COMMON         681919106    31,944,000.00   400,000  SH  N/A    SOLE     N/A     X    N/A   N/A
OPENWAVE SYSTEMS INC             COMMON NEW     683718308     4,920,000.00   300,000  SH  N/A    SOLE     N/A     X    N/A   N/A
PEABODY ENERGY CORP              COMMON         704549104    43,713,600.00   840,000  SH  N/A    SOLE     N/A     X    N/A   N/A
PROCTER & GAMBLE COMPANY         COMMON         742718109    23,737,500.00   450,000  SH  N/A    SOLE     N/A     X    N/A   N/A
QUALCOMM INC                     COMMON         747525103    26,408,000.00   800,000  SH  N/A    SOLE     N/A     X    N/A   N/A
QUEST DIAGNOSTICS INC            COMMON         74834L100    47,943,000.00   900,000  SH  N/A    SOLE     N/A     X    N/A   N/A
REGAL ENTERTAINMENT GROUP        CLASS A        758766109    22,656,000.00 1,200,000  SH  N/A    SOLE     N/A     X    N/A   N/A
SCHLUMBERGER LTD                 COMMON         806857108    24,680,500.00   325,000  SH  N/A    SOLE     N/A     X    N/A   N/A
SCIENTIFIC-ATLANTA INC           COMMON         808655104    48,241,500.00 1,450,000  SH  N/A    SOLE     N/A     X    N/A   N/A
SENOMYX INC                      COMMON         81724Q107        75,153.52     4,552  SH  N/A    SOLE     N/A     X    N/A   N/A
SILICON LABORATORIES INC         COMMON         826919102     3,276,250.00   125,000  SH  N/A    SOLE     N/A     X    N/A   N/A
SLM CORP                         COMMON         78442P106    58,420,000.00 1,150,000  SH  N/A    SOLE     N/A     X    N/A   N/A
SPDR TRUST SERIES 1              UNIT SER 1     78462F103   315,827,000.00 2,650,000  SH  N/A    SOLE     N/A     X    N/A   N/A
SPRINT CORPORATION (FON GROUP)   COM FON        852061100    58,961,500.00 2,350,000  SH  N/A    SOLE     N/A     X    N/A   N/A
STEMCELLS INC                    COMMON         85857R105         6,315.00     1,500  SH  N/A    SOLE     N/A     X    N/A   N/A
TAIWAN SEMICONDUCTOR
   MANUFACTURING CO.             SPONSORED ADR  874039100    33,515,899.68 3,674,989  SH  N/A    SOLE     N/A     X    N/A   N/A
WESTERN WIRELESS CORPORATION     CLASS A        95988E204    33,840,000.00   800,000  SH  N/A    SOLE     N/A     X    N/A   N/A
XENOPORT INC                     COMMON         98411C100     1,003,382.86   104,781  SH  N/A    SOLE     N/A     X    N/A   N/A
                                                          1,690,882,218.01